Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
BORROWED FUNDS
12.	BORROWED FUNDS

A summary of borrowings is as follows:

(Dollars in thousands)	December 31,
	2011	2010
FHLB advances	$100,000	$113,000
Repurchase agreements	125,000	135,000
Statutory trust debenture	25,335	25,317

Total borrowings	$250,335	$273,317

Advances from the FHLB that bear fixed interest rates with remaining periods until maturity are summarized as follows:

(Dollars in thousands)	December 31,
	2011	2010
Due in one year or less	$30,000	$13,000
Due after one year through five years	50,000	80,000
Due after five years through ten years	20,000	20,000

Total FHLB advances	$100,000	$113,000

Repurchase agreements that bear fixed interest rates with remaining periods until maturity are summarized as follows:

(Dollars in thousands)	December 31,
	2011	2010
Due in one year or less	$40,000	$10,000
Due after one year through five years	85,000	125,000

Total	$125,000	$135,000

Included as “FHLB advances” at December 31, 2011 and 2010 in the above table are FHLB borrowings whereby the FHLB has the option at predetermined times to convert the fixed interest rate to an adjustable rate tied to the London Interbank Offered Rate (“LIBOR”). If the FHLB converts the interest rate, the Company would have the option to prepay these advances without penalty. These advances are included in the periods in which they mature. At December 31, 2011, $100.0 million, or 100.0% of the FHLB advances, are convertible at the option of the FHLB.

FHLB advances are collateralized under a blanket collateral lien agreement. The Company is required to report certain quarterly financial data to maintain current and future borrowings from the FHLB.

At December 31, 2011, the Company has a commitment for future advances from the FHLB in the amount of $145.0 million.

The weighted average interest rates of the borrowings during the year ended December 31, 2011 and 2010 were as follows:

	2011	2010
Weighted average interest rate during period:
Federal Home Loan Bank advances	3.26%	3.81%
Repurchase agreements	3.72	4.36
Federal Reserve Bank of Philadelphia overnight borrowings	0.73	0.75
Statutory Trust Debenture	2.02	2.05
Other	0.25	0.20

The Company pledges securities and loans to secure its borrowing capacity at the Federal Reserve Bank of Philadelphia. At December 31, 2011, a security with an amortized cost of $199 thousand and an estimated fair value of $216 thousand was pledged. At December 31, 2010, securities with an amortized cost of $3.2 million and an estimated fair value of $3.4 million were pledged. Loans totaling $808.5 million and $619.1 million were pledged to secure borrowings at December 31, 2011 and 2010, respectively.

The Company enters into sales of securities under agreements to repurchase. These agreements are recorded as financing transactions, and the obligation to repurchase is reflected as a liability in the consolidated statements of financial condition. The dollar amount of securities underlying the agreements remains recorded as an asset and carried in the Company’s securities portfolio.

At December 31, 2011 and 2010, outstanding repurchase agreements were $125.0 and $135.0 million, respectively, with a weighted average maturity of 1.43 and 2.28 years, respectively, and a weighted average cost of 3.63% and 3.74%, respectively. The average balance of repurchase agreements during the years ended December 31, 2011 and 2010 were $128.6 million and $217.5 million, respectively. The maximum amount outstanding at any month end period during 2010 and 2009 was $135.0 million and $235.0 million, respectively.

At December 31, 2011 and 2010, outstanding repurchase agreements were secured by GSE Notes, GSE Mortgage-Backed Securities and GSE CMOs. At December 31, 2011 and 2010, the market value of the securities held as collateral for repurchase agreements was $141.3 million and $153.4 million, respectively.

The Company assumed FMS Financial’s obligation to the FMS Statutory Trust II (the “Trust”) as part of the acquisition of FMS Financial on July 13, 2007. The Company’s debentures to the Trust as of December 31, 2011 were $25.8 million. The fair value of the debenture was recorded as of the acquisition date at $25.3 million. The difference between market value and the Company’s debenture is being amortized as interest expense over the expected life of the debt. The Trust issued $25.8 million of floating rate capital securities and $759 thousand of common securities to the Company. The Trust’s capital securities are fully guaranteed by the Company’s debenture to the Trust. The Company has recorded its investment in the capital securities in the “other asset” section of the Company’s consolidated statements of financial condition. As of December 31, 2011, the rate was 2.13% based on 3 Month LIBOR plus a 1.58% margin. The debentures are now redeemable at the Company’s option. The redemption of the debentures would result in the mandatory redemption of the Trust’s capital and common securities at par. The statutory trust debenture is wholly owned by the Company, however under accounting guidance, it is not a consolidated entity because the Company is not the primary beneficiary.